Transactions with related parties - Additional information (Details)		12 Months Ended
	Jan. 10, 2023	Dec. 31, 2023
SeaCorridor Srl | Snam Group [Member]
Transactions With Related Parties
Equity interest disposed (as a percent)	49.90%	49.90%